FORM N-SAR
                         ANNUAL REPORT
              FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

               or fiscal year ending: 12/31/01 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a A* @ after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name: A.G. Separate Account A

     B.  File Number: 811- 8862

     C.  Telephone Number: (713) 831-5117

2.   A.  Street: 2929 Allen Parkway

     B.  City: Houston   C.  State: TX       D.  Zip Code: 77019
Zip Ext:

     E.  Foreign Country:                         Foreign Postal
Code:

3.   Is this the first filing on this form by Registrant?  (Y/N) N

4.   Is this the last filing on this form by Registrant?  (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is AY@ (Yes), complete only items 89 through
110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)   Y
     [If answer is AY@ (Yes) complete only items 111 through 132.]



For period ending   12-31-01
File number 811-8862

Unit Investment Trusts
111. A. * Depositor Name:
        B. * File Number (if any):
        C. * City:       State :      Zip Code:     Zip Ext.:
             * Foreign Counrty:                      Foreign
Postal Code:

112. A. * Sponsor Name:
        B. * File Nimber (if any):
        C. * City            State:                     Zip Code:
Zip Ext.:
             * Foreign Country:                      Foreign
Postal Code:

113. A. * Trustee Name:
        B. * City            State:                     Zip Code:
Zip Ext.:
             * Foreign Country:                      Foreign
Postal Code:

 114. A.   Principal Underwriter Name:
         B. * File Number:
         C.   City:             State:                     Zip
Code:          Zip Ext.:
             * Foreign Country:                      Foreign
Postal Code:

115. A. * Independent Public Accounts Name:
        B. *  City:                            State:
Zip Code:                Zip Ext.:
             * Foreign Country:                      Foreign
Postal Code:

116. Family of investment companies information:
        A. * Is the Registrant part of a family of investment companies? (Y/N)
        B. * Identify the family in 10 letters:

117. A. * Is Registrant a separate account of an insurance company? ( Y/N)
                If answer is "Yes", are any of the following types of contracts funded by the Registrant?:
        B. * Variable annuity contracts? (Y/N)
        C. * Scheduled premium variable life contracts? (Y/N)
        D. * Flexible premium variable life contracts? Y/N)
        E. * Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. * State the number of series existing at the end of the period that had securities
119.   registered under the Securities Act of 1993.

119.     * State the number of new series for which registration
statements under the
               Securities Act of 1933 became effective during the
period.
For period ending   12-31-01
File number 811-8862

120. * State the total value of the portfolio securities on the date of deposit for the new series included in item 119.

121. * State the number of series for which a current prospectus was in existence at the end of the period.

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

123.     * State the total value of the additional units
considered in answering item 122 ($000's           omitted)
________________________________________________$________

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ______________________________$_______

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant=s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
$

126. * Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant=s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)______

$

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of  Total Assets   Total
Income                                                 Series
($000's    Distributions
                              Investing    omitted)    ($000's
omitted)

A.  U.S. Treasury direct issue________  _______   $________
$___________

B.  U.S. Government agency_________     _______   $________
$___________

C.  State and municpal tax-free_______  _______   $________
$___________

For period ending   12-31-01
File number 811-8862

D.  Public utility debt_______________  _______   $________
$___________

E.  Brokers or dealers debt or debt of
     Brokers or dealers= parent________ _______   $________
$___________

F.  All other corporate intermed. & long-
     term debt______________________    _______   $________
$___________

G.  All other corporate short-term debt_     _______   $________
$___________

H.  Equity securites of brokers or dealers
      or parents of brokers or dealers____   _______   $________
$___________

I.  Investment company equity securities__   _______   $________
$___________

J.  All other equity securities___________        1
$383,355  $___________

K.  Other securities__________________  _______   $________
$___________

L.  Total assets of all series of Registrant_           1
$383,355  $___________


128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant=s series at the end of the current period insured or guaranteed by an entity other than the issuer?
(Y/N)_______________________________________________________

[If answer is AN@ (No), go to item 131.]

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________

[If answer is AN@ (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
129 derived from insurance or guarantees? (Y/N)____________

131.  Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
$4,485
For period ending   12-31-01
File number 811-8862

132. * List the A811@ (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____




For period ending   12-31-01
File number 811-8862









SIGNATURE PAGE




This report is signed on behalf of the registrant (or depositor or trustee).

City of: Houston                       State of : TX
Date: 2/27/02


Name of Registrant. Depositor, or Trustee:

A.G. Separate Account A (registrant) by American General
Insurance Company (depositor)


BY (Name and Title):

/s/
/s/
Edward P.  Millay                  Regina Morrison
Vice President & Controller             Administrative Assistant